Note 8 - Leases	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Lessee, Operating and Finance Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). During fiscal year 2024, the lease term was extended for an additional five years. The new expiration date is November 30, 2029.

The Company has an operating lease for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term expires April 30, 2026.

The Company also leases certain office equipment under operating leases with initial 60 month terms. The lease terms expire in February and April of 2025.

OCC leases printers that are used in the Roanoke, Virginia manufacturing facility. The lease term expires on August 22, 2026. The right-of-use asset is being amortized on a straight line basis over seven years. When the lease term ends, title of the printers transfers to the Company and the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company’s lease contracts may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when such options are present and includes such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company includes contract lease components in its determination of lease payments, while non-lease components of the contracts, such as taxes, insurance, and common area maintenance, are expensed as incurred. At commencement, right-of-use assets and lease liabilities are measured at the present value of future lease payments over the lease term. The Company uses its incremental borrowing rate based on information available at the time of lease commencement to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Short term leases with an initial term of 12 months or less are expensed as incurred. The Company’s short term leases have month-to-month terms.

Operating lease right-of-use assets of $1,872,206 and $596,578 were included in other assets at October 31, 2024 and 2023, respectively. Operating lease liabilities of $376,965 and $1,525,423 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2024. Operating lease liabilities of $414,159 and $227,925 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2023. Operating lease expense for the fiscal years ended October 31, 2024 and 2023 was $451,197 and $430,765, respectively.

The weighted average remaining lease term for the operating leases is 56.1 months and the weighted average discount rate is 9.45% as of October 31, 2024.

For the fiscal years ended October 31, 2024 and 2023, cash paid for operating lease liabilities totaled $448,298 and $439,016, respectively. For the fiscal year ended October 31, 2024, right-of-use assets obtained in exchanged for new operating lease liabilities totaled $1,661,150. For the fiscal year ended October 31, 2023, right-of-use assets obtained in exchange for new operating lease liabilities totaled $316,028 and there was a reduction in right-of-use assets for modified operating lease liabilities totaling $15,719.

Finance lease right-of-use assets of $111,844 and $141,342 were included in other assets at October 31, 2024 and 2023, respectively. Finance lease liabilities of $39,277 and $54,174, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2024. Finance lease liabilities of $37,459 and $93,451 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2023. Interest expense related to the finance lease totaled $5,410 and $7,144 for the fiscal years ended October 31, 2024 and 2023, respectively. Amortization expense related to the finance lease totaled $29,497 for the fiscal years ended October 31, 2024 and 2023.

The remaining lease term for the finance lease is 22 months and the discount rate is 4.75% as of October 31, 2024.

For the fiscal year ended October 31, 2024, cash paid for the finance lease liability totaled $5,410 and $37,459 for interest and principal, respectively. For the fiscal year ended October 31, 2023, cash paid for the finance lease liability totaled $7,144 and $35,724 for interest and principal, respectively.

The Company’s future payments due under leases reconciled to the lease liabilities are as follows:

Fiscal Year	Operating leases	Finance lease
2025	540,618	42,868
2026	473,736	55,714
2027	426,496	-
2028	443,557	-
2029	461,297	-
Thereafter	38,565	-
Total undiscounted lease payments	2,384,269	98,582
Present value discount	(481,882)	(5,131)
Total lease liability	$1,902,387	$93,451